CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - CAD ($)	Capital stock [Member]	Share-based payment reserve [Member]	Deficit [Member]	Total
Beginning Balance at Dec. 31, 2016	$ 19,362,804	$ 544,757	$ (2,316,372)	$ 17,591,189
Beginning Balance (Shares) at Dec. 31, 2016	47,772,517
Statements [Line Items]
Capital stock issued	$ 10,051,451			10,051,451
Capital stock issued (Shares)	9,572,810
Capital stock issuance costs, net of recovery	$ (765,867)			(765,867)
Warrants exercised	$ 1,246,514			1,246,514
Warrants exercised (Shares)	6,232,571
Stock options exercised	$ 4,623	(3,123)		1,500
Stock options exercised (Shares)	25,005
Share-based compensation		2,736,744		2,736,744
Net and comprehensive loss for the year			(4,875,261)	(4,875,261)
Ending Balance at Dec. 31, 2017	$ 29,899,525	3,278,378	(7,191,633)	25,986,270
Ending Balance (Shares) at Dec. 31, 2017	63,602,903
Statements [Line Items]
Capital stock issued	$ 48,663,339			48,663,339
Capital stock issued (Shares)	16,886,895
Shares issued for mineral property	$ 682,992			682,992
Shares issued for mineral property (Shares)	236,750
Capital stock issuance costs, net of recovery	$ (1,575,860)			(1,575,860)
Warrants exercised	$ 8,901,880			8,901,880
Warrants exercised (Shares)	3,511,085
Stock options exercised	$ 173,668	(64,068)		109,600
Stock options exercised (Shares)	685,000
Share-based compensation		2,981,855		2,981,855
Net and comprehensive loss for the year			(5,771,550)	(5,771,550)
Ending Balance at Dec. 31, 2018	$ 86,745,544	$ 6,196,165	$ (12,963,183)	$ 79,978,526
Ending Balance (Shares) at Dec. 31, 2018	84,922,633